Mineral Exploration and Other Properties (Details Narrative) - USD ($)		12 Months Ended
	Jul. 09, 2009	Dec. 31, 2007	Dec. 31, 2006	Dec. 14, 2011
Green Giant Property [Member]
Statement [Line Items]
Class of Warrant or Right, Issued		100,000
First 1% NSR Acquisition Option, Payments	$ 500,000
Percentage of Interest in Mineral Property Acquired	25.00%	75.00%
Percentage of Net Smelter Return Royalty on Mineral Property	2.00%
Percentage of Ownership Interest in Mineral Property				1.00%
Second 1% NSR Acquisition Option, Payments	$ 1,000,000
Payments to Acquire Investments	$ 100,000	$ 765,000
Stock Issued During Period, Shares, New Issues		250,000
Claims Purchased from Virginia Mines Inc [Member]
Statement [Line Items]
Percentage of Interest in Mineral Property Acquired			100.00%
Percentage of Net Smelter Return Royalty on Mineral Property			2.00%
First Half of 1% NSR Acquisition Option, Payments			$ 200,000
Percentage of NSR, Unrelated Parties			1.00%
Second Half of 1% NSR Acquisition Option, Payments			$ 100,000